CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Highway Holdings Limited Shareholders Equity [Member]	Noncontrolling Interest [Member]
Balance at Mar. 31, 2013	$ 12,008	$ 38	$ 11,340	$ 628	$ 16	$ (14)	$ 12,008	$ 0
Balance (in shares) at Mar. 31, 2013		3,784
Net income	595	$ 0	0	596	0	0	596	(1)
Cash dividends	(454)	0	0	(454)	0	0	(454)	0
Contribution from a non-controlling shareholder	6	0	0	0	0	0	0	6
Translation adjustments	(9)	0	0	0	(9)	0	(9)	0
Balance at Mar. 31, 2014	12,146	$ 38	11,340	770	7	(14)	12,141	5
Balance (in shares) at Mar. 31, 2014		3,784
Net income	1,143	$ 0	0	1,150	0	0	1,150	(7)
Cash dividends	(1,138)	0	0	(1,138)	0	0	(1,138)	0
Exercise of share options	30	$ 0	30	0	0	0	30	0
Exercise of share options (in shares)		18
Acquisition of a subsidiary	25	$ 0	0	0	0	0	0	25
Contribution from a non-controlling shareholder	26	0	0	0	0	0	0	26
Translation adjustments	1	0	0	0	1	0	1	0
Balance at Mar. 31, 2015	12,233	$ 38	11,370	782	8	(14)	12,184	49
Balance (in shares) at Mar. 31, 2015		3,802
Net income	1,264	$ 0	0	1,251	0	0	1,251	13
Cash dividends	(1,521)	0	0	(1,521)	0	0	(1,521)	0
Translation adjustments	(42)	0	0	0	(42)	0	(42)	0
Balance at Mar. 31, 2016	$ 11,934	$ 38	$ 11,370	$ 512	$ (34)	$ (14)	$ 11,872	$ 62
Balance (in shares) at Mar. 31, 2016		3,802